Monthly Noteholder's Statement
GE Capital Credit Card Master Note Trust
Series 2007 - 2

Class A LIBOR + 0.0400% Notes
Class B LIBOR + 0.1800% Notes
Class C LIBOR + 0.3600% Notes

Pursuant to the Master Indenture, dated as of September 25, 2003 (as amended and supplemented, the "Indenture") between GE Capital Credit Card Master Note Trust (the "Issuer") and Deutsche Bank Trust Company Americas, as indenture trustee (the "Indenture Trustee"), as supplemented by the Series 2007 - 2 Indenture Supplement (the "Indenture Supplement"), dated as of March 29, 2007, between the Issuer and the Indenture Trustee, the Issuer is required to prepare, or cause the Servicer to prepare, certain information each month regarding current distributions to the Series 2007 - 2 Noteholders and the performance of the Trust during the previous month.  The information required to be prepared with respect to the Payment Date of October 17, 2011, and with respect to the performance of the Trust during the Monthly Period ended September 21, 2011 is set forth below.  Capitalized terms used herein are defined in the Indenture and the Indenture Supplement. The Discount Percentage (as defined in the Transfer Agreement) remains at 0% for all the Receivables in the Trust until otherwise indicated.The undersigned, an Authorized Officer of the Servicer, does hereby certify as follows:

Record Date:	09/30/2011
Monthly Period Beginning:	08/22/2011
Monthly Period Ending:	09/21/2011
Previous Payment Date:	09/15/2011
Payment Date:	10/17/2011
Interest Period Beginning:	09/15/2011
Interest Period Ending:	10/16/2011
Days in Monthly Period:	31
Days in Interest Period:	32
LIBOR Determination Date	09/13/2011
LIBOR Rate	0.22900%
Is there a Reset Date?	Yes
Reset Date #1:	09/20/2011

I. Trust Receivables Information

a.	Number of Accounts Beginning	37,519,549
b.	Number of Accounts Ending	37,012,690
c.	Average Accounts Balance (q / b)	461.42

d.	BOP Principal Receivables	17,174,374,742.57
e.	BOP Finance Charge Receivables	673,506,877.48
f.	BOP Total Receivables	17,847,881,620.05

g.	Increase in Principal Receivables from Additional Accounts	0.00
h.	Increase in Principal Activity on Existing Securitized Accounts	2,483,648,118.14
i.	Increase in Finance Charge Receivables from Additional Accounts	0.00
j.	Increase in Finance Charge Activity on Existing Securitized Accounts	398,072,779.44
k.	Increase in Total Receivables	2,881,720,897.58

l.	Decrease in Principal Receivables due to Account Removal	0.00
m.	Decrease in Principal Activity on Existing Securitized Accounts	2,579,783,473.03
n.	Decrease in Finance Charge Receivables due to Account Removal	0.00
o.	Decrease in Finance Charge Activity on Existing Securitized Accounts	348,449,321.61
p.	Decrease in Total Receivables	2,928,232,794.64

q.	EOP Aggregate Principal Receivables	17,078,239,387.68
r.	EOP Finance Charge Receivables	723,130,335.31
s.	EOP Total Receivables	17,801,369,722.99
t.	Excess Funding Account Balance	0.00
u.	Required Principal Balance	15,799,782,805.84
v.	Minimum Free Equity Amount (EOP Aggregate Principal Receivables * 4.0%)	683,129,575.51
w.	Free Equity Amount (EOP Principal Receivables - EOP Collateral Amount (II.c.ii+II.a.ii+II.b.ii+II.b.iii))	1,120,228,733.59

II. Investor Information (Sum of all Series, excluding new issuances and additional draws subsequent to end of the Monthly Period)

a.	Note Principal Balance
	i.	Beginning of Interest Period	13,820,532,670.00
	ii.	Increase in Note Principal Balance due to New Issuance / Additional draws	929,508,197.00
	iii.	Decrease in Note Principal Balance due to Principal Paid and Notes Retired	196,202,531.66
	iv.	As of Payment Date	14,553,838,335.34
b.	Excess Collateral Amount
	i.	Beginning of Interest Period	1,153,871,426.09
	ii.	Change to Excess Collateral Amount in connection with the Supplemental Indenture	0.00
	iii.	Increase in Excess Collateral Amount due to New Issuance	54,098,361.00
	iv.	Reductions in Required Excess Collateral Amount	14,767,933.02
	v.	Increase in Unreimbursed Investor Charge-Off	0.00
	vi.	Decrease in Unreimbursed Investor Charge-Off	0.00
	vii.	Increase in Unreimbursed Reallocated Principal Collections	0.00
	viii.	Decrease in Unreimbursed Reallocated Principal Collections	0.00
	ix.	As of Payment Date	1,193,201,854.07
c.	Collateral Amount
	i.	End of Prior Monthly Period	15,974,404,096.09
	ii.	Beginning of Interest Period	14,974,404,096.09
	iii.	As of Payment Date	15,747,040,189.41

III. Trust Performance Data (Monthly Period)

a.	Gross Trust Yield (Finance Charge Collections + Recoveries / BOP Principal Receivables)
	i.	Current	24.2474%
	ii.	Prior Monthly Period	24.0902%
	iii.	Two Months Prior Monthly Period	23.3206%
	iv.	Three-Month Average	23.8860%
b.	Payment Rate (Principal Collections / BOP Principal Receivables)
	i.	Current	14.4536%
	ii.	Prior Monthly Period	14.3656%
	iii.	Two Months Prior Monthly Period	14.4386%
	iv.	Three-Month Average	14.4193%
c.	Gross Charge-Off Rate excluding Fraud (Default Amount for Defaulted Accounts - Fraud Amount / BOP Principal Receivables)
	i.	Current	6.6597%
	ii.	Prior Monthly Period	6.9458%
	iii.	Two Months Prior Monthly Period	7.0492%
	iv.	Three-Month Average	6.8849%
d.	Gross Charge-Off Rate (Default Amount for Defaulted Accounts / BOP Principal Receivables)		6.8106%
e.	Net Charge-Off Rate excluding Fraud (Default Amount for Defaulted Accounts - Recoveries - Fraud Amount / BOP Principal Receivable
	i.	Current	5.7022%
	ii.	Prior Monthly Period	5.9824%
	iii.	Two Months Prior Monthly Period	6.1098%
	iv.	Three-Month Average	5.9315%
f.	Net Charge-Off Rate (Default Amount for Defaulted Accounts - Recoveries/ BOP Principal Receivables)		5.8531%

g.	Trust excess spread percentage ((FC Coll - Charged-Off Rec - Monthly Interest +/- Net Swaps - Monthly Servicing Fee) / BOP Principal Receivables)		13.1005%

h.	Default Amount for Defaulted Accounts		97,473,507.74
i.	Recovery Amount		13,703,795.81
j.	Collections
	i.	Total Trust Finance Charge Collections	333,324,047.32
	ii.	Total Trust Principal Collections	2,482,309,965.29
	iii.	Total Trust Collections	2,815,634,012.61

k.	Delinquency Data		Percentage	Total Receivables
	i.	1-29 Days Delinquent	4.3801%	779,723,922.01
	ii.	30-59 Days Delinquent	1.3667%	243,291,893.25
	iii.	60-89 Days Delinquent	0.9307%	165,682,602.53
	iv.	90-119 Days Delinquent	0.7229%	128,678,973.49
	v.	120-149 Days Delinquent	0.5759%	102,521,213.69
	vi.	150-179 Days Delinquent	0.4752%	84,591,765.24
	vii.	180 or Greater Days Delinquent	0.0001%	21,556.57

IV. Series Performance Data

a.	Portfolio Yield (Finance Charge Collections + Recoveries - Aggregate Investor Default Amount + PAA Inv Proceeds / BOP Collateral)
	i.	Current	17.4429%
	ii.	Prior Monthly Period	16.9998%
	iii.	Two Months Prior Monthly Period	16.1446%
	iv.	Three-Month Average	16.8625%
b.	Base Rate (Noteholder Servicing Fee + Admin Fee + Monthly Interest + Swap Payments - Swap Receipts / BOP Collateral)
	i.	Current	6.1852%
	ii.	Prior Monthly Period	6.3181%
	iii.	Two Months Prior Monthly Period	6.3181%
	iv.	Three-Month Average	6.2738%
c.	Excess Spread Percentage (Portfolio Yield - Base Rate)
	i.	Current	11.2577%
	ii.	Prior Monthly Period	10.6818%
	iii.	Two Months Prior Monthly Period	9.8266%
	iv.	Quarterly Excess Spread Percentage	10.5887%

V. Investor Information Regarding Distributions to Noteholders

a.	The total amount of the distribution to Class A Noteholders per $1000 Note Initial Principal Balance.	0.239111
b.	The amount of the distribution set forth in paragraph a. above in respect of interest on the Class A Notes, per $1000 Note Initial Principal Balance.	0.239111
c.	The amount of the distribution set forth in paragraph a. above in respect of principal on the Class A Notes, per $1000 Note Initial Principal Balance.	0.000000
d.	The total amount of the distribution to Class B Noteholders per $1000 Note Initial Principal Balance.	0.363556
e.	The amount of the distribution set forth in paragraph d. above in respect of interest on the Class B Notes, per $1000 Note Initial Principal Balance.	0.363556
f.	The amount of the distribution set forth in paragraph d. above in respect of principal on the Class B Notes, per $1000 Note Initial Principal Balance.	0.000000
g.	The total amount of the distribution to Class C Noteholders per $1000 Note Initial Principal Balance.	0.523556
h.	The amount of the distribution set forth in paragraph g. above in respect of interest on the Class C Notes, per $1000 Note Initial Principal Balance.	0.523556
i.	The amount of the distribution set forth in paragraph g. above in respect of principal on the Class C Notes, per $1000 Note Initial Principal Balance.	0.000000

VI. Investor Information

a.	Class A Note Initial Principal Balance		871,000,000.00
b.	Class B Note Initial Principal Balance		99,160,000.00
c.	Class C Note Initial Principal Balance		69,680,000.00
d.	Initial Excess Collateral Amount		121,493,333.00
e.	Initial Collateral Amount		1,161,333,333.00
f.	Class A Note Principal Balance
	i.	Beginning of Interest Period	871,000,000.00
	ii.	Principal Payment	0.00
	iii.	As of Payment Date	871,000,000.00
g.	Class B Note Principal Balance
	i.	Beginning of Interest Period	99,160,000.00
	ii.	Principal Payment	0.00
	iii.	As of Payment Date	99,160,000.00
h.	Class C Note Principal Balance
	i.	Beginning of Interest Period	69,680,000.00
	ii.	Principal Payment	0.00
	iii.	As of Payment Date	69,680,000.00
i.	Excess Collateral Amount
	i.	Beginning of Interest Period	121,493,333.00
	ii.	Increase in Excess Collateral Amount in connection with the Supplemental Indenture	0.00
	iii.	Reduction in Excess Collateral Amount	0.00
	iv.	As of Payment Date	121,493,333.00
j.	Collateral Amount
	i.	Beginning of Interest Period	1,161,333,333.00
	ii.	Increase in Excess Collateral Amount in connection with the Supplemental Indenture	0.00
	iii.	Increase/Decrease in Unreimbursed Investor Charge-Offs	0.00
	iv.	Increase/Decrease in Reallocated Principal Collections	0.00
	v.	Reduction in Excess Collateral Amount	0.00
	vi.	Principal Accumulation Account Deposit	0.00
	vii.	As of Payment Date	1,161,333,333.00
	viii.	Collateral Amount as a Percentage of Note Trust Principal Balance	6.8001%
	ix.	Amount by which Note Principal Balance exceeds Collateral Amount	N/A
k.	Required Excess Collateral Amount		121,493,333.00

VII. Investor Charge-Offs and Reallocated Principal Collections
(Section references relate to Indenture Supplement)

a.	Beginning Unreimbursed Investor Charge-Offs	0.00
b.	Current Unreimbursed Investor Defaults	0.00
c.	Current Unreimbursed Investor Uncovered Dilution Amount	0.00
d.	Current Reimbursement of Investor Charge-Offs pursuant to Section 4.4(a)(vii)	0.00
e.	Ending Unreimbursed Investor Charge-Offs	0.00
f.	Beginning Unreimbursed Reallocated Principal Collections	0.00
g.	Current Reallocated Principal Collections pursuant to Section 4.7	0.00
h.	Current Reimbursement of Reallocated Principal Collections pursuant to Section 4.4(a)(vii)	0.00
i.	Ending Unreimbursed Reallocated Principal Collections	0.00

VIII. Investor Percentages - BOP Balance and Series Account Information

a.	Allocation Percentage Numerator - for Finance Charge Collections and Default Amounts		1,161,333,333.00
b.	Allocation Percentage Numerator - for Principal Collections		1,161,333,333.00
c.	Allocation Percentage Denominator
	i.	Aggregate Principal Receivables Balance as of Prior Monthly Period	17,174,374,742.57
	ii.	Number of Days at Balance	29
	iii.	Aggregate Principal Receivables Balance on Reset Date 1	17,079,864,335.48
	iv.	Number of Days at Balance	2
	v.	Average Principal Balance	17,168,277,296.95
d.	Sum of Allocation Percentage Numerators for all outstanding Series with respect to Finance Charge Collections and Default Amounts		15,958,010,654.09
e.	Sum of Allocation Percentage Numerators for all outstanding Series with respect to Principal Collections		15,799,782,805.84
f.	Allocation Percentage, Finance Charge Collections and Default Amount (a. / greater of c.v. or d.)		6.7644%
g.	Allocation Percentage, Principal Collections (b. / greater of c.v. or e.)		6.7644%
h.	Series Allocation Percentage		7.7246%

IX. Collections and Allocations			Trust	Series

a.	Finance Charge Collections		333,324,047.32	22,547,418.13
b.	Recoveries		13,703,795.81	926,981.47
c.	Principal Collections		2,482,309,965.29	167,913,719.92
d.	Default Amount		97,473,507.74	6,593,511.49
e.	Dilution		151,125,725.68	10,222,769.57
f.	Investor Uncovered Dilution Amount		0.00	0.00
g.	Dilution including Fraud Amount		153,286,263.39
h.	Available Finance Charge Collections
	i.	Investor Finance Charge Collections		22,547,418.13
	ii.	Excess Finance Charge Collections allocable to Series 2007 - 2		0.00
	iii.	Principal Accumulation Account Investment Proceeds		0.00
	iv.	Investment earnings in the Reserve Account		0.00
	v.	Reserve Account Draw Amount		0.00
	vi.	Net Swap Receipts		0.00
	vii.	Recoveries		926,981.47
i.	Available Finance Charge Collections (Sum of h.i through h.vii)			23,474,399.60
j.	Total Collections (c.Series + i.)			191,388,119.52
k.	Total Finance Charge Collections deposited in the Collection Account (net of any amounts distributed to Transferor and owed to Servicer)			4,320,371.65

X. Application of Available Funds pursuant to Section 4.4(a) of the Indenture Supplement

a.	Available Finance Charge Collections		23,474,399.60
i.	On a pari passu basis:
	a.	Payment to the Indenture Trustee, to a maximum of $25,000	0.00
	b.	Payment to the Trustee, to a maximum of $25,000	0.00
	c.	Payment to the Administrator, to a maximum of $25,000	27.03
ii.	To the Servicer:
	a.	Noteholder Servicing Fee	1,935,555.56
	b.	Noteholder Servicing Fee previously due but not paid	0.00
	c.	Total Noteholder Servicing Fee	1,935,555.56
iii.	On a pari passu basis:
	a.	Class A Monthly Interest	208,265.78
	b.	Class A Deficiency Amount	0.00
	c.	Class A Additional Interest	0.00
	d.	Class A Additional Interest not paid on prior Payment Date	0.00
	e.	Class A Net Swap Payments + Senior Termination Payments, if any	3,383,641.44
	f.	Class A Net Swap Payments + Senior Termination Payments, if any not paid on a prior Payment Date	0.00
iv.	On a pari passu basis:
	a.	Class B Monthly Interest	36,050.17
	b.	Class B Deficiency Amount	0.00
	c.	Class B Additional Interest	0.00
	d.	Class B Additional Interest not paid on prior Payment Date	0.00
	e.	Class B Net Swap Payments + Senior Termination Payments, if any	385,214.56
	f.	Class B Net Swap Payments + Senior Termination Payments, if any not paid on a prior Payment Date	0.00
v.	On a pari passu basis:
	a.	Class C Monthly Interest	36,481.35
	b.	Class C Deficiency Amount	0.00
	c.	Class C Additional Interest	0.00
	d.	Class C Additional Interest not paid on prior Payment Date	0.00
	e.	Class C Net Swap Payments + Senior Termination Payments, if any	270,691.32
	f.	Class C Net Swap Payments + Senior Termination Payments, if any not paid on a prior Payment Date	0.00
vi.	To be treated as Available Principal Collections
	a.	Aggregate Investor Default Amount	6,593,511.49
	b.	Aggregate Investor Uncovered Dilution Amount	0.00
vii.	To be treated as Available Principal Collections, to the extent not previously reimbursed
	a.	Investor Charge-offs	0.00
	b.	Reallocated Principal Collections	0.00
viii.	Excess of Required Reserve Account Amount Over Available Reserve Account Amount		0.00
ix.	Amounts required to be deposited to the Spread Account or Reserve Account		0.00
x.	To be treated as Available Principal Collections: Series Allocation Percentage of Minimum Free Equity Shortfall		0.00
xi.	On a pari passu basis:
	a.	Partial or early termination or other additional amount owed to Class A Swap Counterparty	0.00
	b.	Partial or early termination or other additional amount owed to Class B Swap Counterparty	0.00
	c.	Partial or early termination or other additional amount owed to Class C Swap Counterparty	0.00
xii.	Unless an Early Amortization Event has occurred, amounts that have not been paid pursuant to (a)(i) above		0.00
xiii.	The balance, if any, will constitute a portion of Excess Finance Charge Collections for such Payment Date and first will be available for allocation to other Series in Group One and, then:		10,624,960.90
	a.	Unless an Early Amortization Event has occurred, to the Transferor; and or	0.00
	b.
If an Early Amortization Event has occurred, first, to pay Monthly Principal in accordance with Section 4.4(c) of the Indenture to the extent not paid in full from Available Principal Collections (calculated without regard to amounts available to be treated as Available Principal Collections pursuant to this clause), second, to pay on a pari passu basis any amounts owed to such Persons listed in clause (a)(i) above that have been allocated to Series 2007_2 in accordance with Section 8.4(d) of the Indenture and that have not been paid pursuant to clauses (a)(i) and (a)(xi) above, and, third, any amounts remaining after payment in full of the Monthly Principal and amounts owed to such Persons listed in clause (a)(i) above shall be paid to the Issuer.
			0.00

XI. Excess Finance Charge Collections (Group One)

a.	Total Excess Finance Charge Collections in Group One	160,234,023.30
b.	Finance Charge Shortfall for Series 2007 - 2	0.00
c.	Finance Charge Shortfall for all Series in Group One	0.00
d.	Excess Finance Charges Collections Allocated to Series 2007 - 2	0.00

XII. Available Principal Collections and Distributions (Section references relate to Indenture Supplement)

a.	Investor Principal Collections			167,913,719.92
b.	Less: Reallocated Principal Collections for the Monthly Period pursuant to Section 4.7			0.00
c.	Plus: Shared Principal Collections allocated to this Series			0.00
d.	Plus: Aggregate amount to be treated as Available Principal Collections pursuant to Section 4.4(a)(vi)			6,593,511.49
e.	Plus: Aggregate amount to be treated as Available Principal Collections pursuant to Section 4.4(a)(vii)			0.00
f.	Plus: During an Early Amortization Period, the amount of Available Finance Charge Collections used to pay principal on the Notes pursuant to Section 4.4(a)(xii)			0.00
g.	Available Principal Collections (Deposited to Principal Account)			174,507,231.41
	i.	During the Revolving Period, Available Principal Collections treated as Shared Principal Collections Pursuant to Section 4.4(b)		174,507,231.41
	ii.	During the Controlled Accumulation Period, Available Principal Collections deposited to the Principal Accumulation Account pursuant to Section 4.4(c)(i),(ii)		0.00
	iii.	During the Early Amortization Period, Available Principal Collections deposited to the Distribution Account pursuant to Section 4.4(c)		0.00
	iv.	Series Shared Principal Collections available to Group One pursuant to Section 4.4(c)(iii)		174,507,231.41
	v.	Principal Distributions pursuant to Section 4.4(e) in order of priority
		a.	Principal paid to Class A Noteholders	0.00
		b.	Principal paid to Class B Noteholders	0.00
		c.	Principal paid to Class C Noteholders	0.00
	vi.	Total Principal Collections Available to Share (Inclusive of Series 2007 - 2)		2,165,584,642.66
	vii.	Series Principal Shortfall		0.00
	viii.	Shared Principal Collections allocated to this Series from other Series		0.00

XIII. Series 2007 - 2 Accumulation

a.	Controlled Accumulation Period Length in months (scheduled)		1.00
b.	Controlled Accumulation Amount		0.00
c.	Controlled Deposit Amount		0.00
d.	Accumulation Shortfall		0.00
e.	Principal Accumulation Account Balance
	i.	Beginning of Interest Period	0.00
	ii.	Controlled Deposit Amount	0.00
	iii.	Withdrawal for Principal Payment	0.00
	iv.	As of Payment Date	0.00

XIV. Reserve Account Funding (Section references relate to Indenture Supplement)

a.	Reserve Account Funding Date (scheduled)	12/15/2011
b.	Required Reserve Account Amount (.50% of Note Principal Balance beginning on Reserve Account Funding Date)	0.00
c.	Beginning Available Reserve Account Amount	0.00
d.	Reserve Draw Amount	0.00
e.	Deposit pursuant to 4.4(a)(viii) the excess of b. over c.	0.00
f.	Withdrawal for Reserve Account Surplus paid to Transferor pursuant to Section 4.10(d)	0.00
g.	Withdrawal for Reserve Account Surplus paid to Transferor pursuant to Section 4.10(e)	0.00
h.	Ending Available Reserve Account Amount	0.00

XV. Spread Account Funding (Section references relate to Indenture Supplement)

a.	Spread Account Percentage	0.00%
b.	Required Spread Account Amount	0.00
c.	Beginning Available Spread Account Amount	0.00
d.	Withdrawal pursuant to 4.11 (a) - Section 4.4(a)(v) Shortfall	0.00
e.	Withdrawal pursuant to 4.11 (b) - Class C Expected Principal Payment Date	0.00
f.	Withdrawal pursuant to 4.11 (c) - Early Amortization Event	0.00
g.	Withdrawal pursuant to 4.11 (d) - Event of Default	0.00
h.	Deposit pursuant to 4.4 (a)(ix) - Spread Account Deficiency	0.00
i.	Withdrawal pursuant to 4.11 (f) - Spread Account Surplus Amount	0.00
j.	Ending Available Spread Account Amount	0.00
k.	Investment Earnings on Spread Account distributable to holder of the Transferor Interest	0.00

XVI. Series Early Amortization Events

a.	The Free Equity Amount is less than the Minimum Free Equity Amount		No
	Free Equity:
	i.	Free Equity Amount	1,120,228,733.59
	ii.	Minimum Free Equity Amount	683,129,575.51
	iii.	Excess Free Equity Amount	437,099,158.08
b.	The Note Trust Principal Balance is less than the Required Principal Balance		No
	Note Trust Principal Balance:
	i.	Note Trust Principal Balance	17,078,239,387.68
	ii.	Required Principal Balance	15,799,782,805.84
	iii.	Excess Principal Balance	1,278,456,581.84
c.	The three-month average Portfolio Yield is less than three-month average Base Rate		No
	Portfolio Yield:
	i.	Three month Average Portfolio Yield	16.8625%
	ii.	Three month Average Base Rate	6.2738%
	iii.	Three month Average Excess Spread	10.5887%
d.	The Note Principal Balance is outstanding beyond the Expected Principal Payment Date		No
	i.	Expected Principal Payment Date	03/15/2012
	ii.	Current Payment Date	10/17/2011
e.	Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments?		No
f.	Are there any material breaches or pool of assets representations and warranties or covenants?		No
g.	Are there any material changes in criteria used to originate, acquire, or select new pool assets?		No
h.	Has an early amortization event occurred?		No

IN WITNESS WHEREOF, the undersigned has duly executed this Monthly Noteholder's Statement as of the 12th day of October 2011.

GENERAL ELECTRIC CAPITAL CORPORATION, as Servicer

By: /s/ Brian Doubles
Name: Brian Doubles
Title: Authorized Signatory